Equity	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
a) Share capital and share premium
2024
At December 31, 2024, Telefónica, S.A.´s share capital amounted to 5,670,161,554 euros and is divided into 5,670,161,554 common shares, of a single series and with a par value of one euro each, fully paid in. All the shares of the Company have the same characteristics and carry the same rights and obligations.
The Board of Directors of Telefónica, S.A. at its meeting held on April 12, 2024, resolved to carry out the implementation of the share capital reduction through the cancellation of own shares approved by the Annual General Shareholders’ Meeting held on the same day.
The share capital of Telefónica, S.A. was reduced in the amount of 80,296,591 euros, through the cancellation of 80,296,591 own shares of the Company held as treasury stock, with a nominal value of one euro each. The share capital of the Company resulting from the reduction was set at 5,670,161,554 euros corresponding to 5,670,161,554 shares with a nominal value of one euro each. Related to the capital reduction the share premium was reduced by 230 million euros.
The reduction did not entail the return of contributions to the shareholders since the Company was the owner of the cancelled shares. The reduction was carried out with a charge to unrestricted reserves, through the allocation of a reserve for cancelled share capital in an amount equal to the nominal value of the cancelled shares (i.e. for an amount of 80,296,591 euros). This reserve for cancelled share capital can only be used if the same requirements as those applicable to the reduction of share capital are met. Therefore, in accordance with the Section 335.c) of the Corporate Enterprises Act, the creditors of the Company cannot claim the opposition right disclosed in article 334 of the Corporate Enterprise Act.
On May 13, 2024, the deed relating to the share capital reduction was registered in the Commercial Registry of Madrid.
The shares of Telefónica, S.A. are represented by book entries that are listed on the Spanish Electronic Market (within the selective Ibex 35 index) and on the four Spanish Stock Exchanges (Madrid, Barcelona, Valencia and Bilbao), as well as on the New York and Lima Stock Exchanges (on these latter two Exchanges through American Depositary Shares (ADSs), with each ADS representing one share of the Company).
2023
At December 31, 2023, Telefónica, S.A.´s share capital amounted to 5,750,458,145 euros and was divided into 5,750,458,145 common shares, of a single series and with a par value of one euro each, fully paid in.
The Board of Directors of Telefónica, S.A. at its meeting held on March 31, 2023, resolved to carry out the implementation of the share capital reduction through the cancellation of own shares approved by the Annual General Shareholders’ Meeting held on March 31, 2023.
The share capital of Telefónica, S.A. was reduced in the amount of 24,779,409 euros, through the cancellation of 24,779,409 own shares of the Company held as treasury stock, with a nominal value of one euro each. The share capital of the Company resulting from the reduction was set at 5,750,458,145 euros corresponding to 5,750,458,145 shares with a nominal value of one euro each. Related to the capital reduction the share premium was reduced by 73 million euros.
The reduction of capital did not entail the return of contributions to the shareholders since the Company was the owner of the cancelled shares. The reduction was carried out with a charge to unrestricted reserves, through the allocation of a reserve for cancelled share capital in an amount equal to the nominal value of the cancelled shares (i.e. for an amount of 24,779,409 euros). This reserve for cancelled share capital could only be used if the same requirements as those applicable to the reduction of share capital were met. Therefore, in accordance with the Section 335.c) of the Corporate Enterprises Act, the creditors of the Company could not claim the opposition right disclosed in article 334 of the Corporate Enterprise Act.
On April 17, 2023, the deed relating to the share capital reduction was registered in the Commercial Registry of Madrid.
Authorizations by Shareholders’ Meeting
As regards the authorizations conferred in respect of the share capital, the shareholders acting at the Ordinary General Shareholders’ Meeting held on June 12, 2020 resolved to delegate to the Board of Directors, as broadly as required by Law, pursuant to the provisions of Section 297.1.b) of the Companies Act, the power to increase the share capital on one or more occasions and at any time, within a period of five year from the date of adoption of such resolution, by the maximum nominal amount of 2,596,065,843 euros, equal to one-half of the share capital of the Company on the date of adoption of the resolution at the General Shareholders’ Meeting, issuing and floating the respective new shares for such purpose with or without a premium, the consideration for which will consist of monetary contributions, with express provision for incomplete subscription of the shares to be issued. The Board of Directors was also authorized to exclude pre-emptive rights in whole or in part, as provided in section 506 of the Companies Act. However, the power to exclude pre-emptive rights is limited to 20% of the share capital on the date on which the resolution is adopted. In accordance with the above-mentioned authorization, as of the end of fiscal year 2024, the Board would be authorized to increase the share capital by the maximum nominal amount of 2,596,065,843 euros.
Furthermore, the shareholders acting at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. held on June 12, 2020 delegated to the Board of Directors, in accordance with the general rules governing the issuance of debentures and pursuant to the provisions of applicable law and the Company’s By-Laws, the power to issue securities, including preferred shares and warrants, with the power to exclude the pre-emptive rights of shareholders. The aforementioned securities may be issued on one or more occasions, within a maximum period of five years as from the date of adoption of the resolution. The securities issued may be debentures, bonds, notes and other fixed-income securities, or debt instruments of a similar nature, or hybrid instruments in any of the forms admitted by Law (including, among others, preferred interests) both simple and, in the case of debentures, bonds and hybrid instruments, convertible into shares of the Company and/or exchangeable for shares of the Company, of any of the companies of its Group or of any other company and/or giving the holders thereof an interest in the corporate earnings. Such delegation also includes warrants or other similar instruments that may entitle the holders thereof, directly or indirectly, to subscribe for or acquire newly-issued or outstanding shares, payable by physical delivery or through differences. The aggregate amount of the issuance or issuances of instruments that may be approved in reliance on this delegation may not exceed, at any time, 25,000 million euros or the equivalent thereof in another currency. In the case of notes and for purposes of the above-mentioned limits, the outstanding balance of those issued in reliance on the delegation shall be computed. In the case of warrants, and also for the purpose of such limit, the sum of the premiums and exercise prices of each issuance shall be taken into account.
Furthermore, under the aforementioned delegation resolution, the shareholders at the Ordinary General Shareholders’ Meeting of Telefónica, S.A. resolved to authorize the Board of Directors to guarantee, in the name of the Company, the issuance of the aforementioned instruments issued by the Companies belonging to its Group of Companies, within a maximum period of five years as from the date of adoption of the resolution.
Furthermore, on March 31, 2023, shareholders voted to authorize the acquisition by the Board of Directors of Telefónica, S.A. treasury shares, up to the limits and pursuant to the terms and conditions established at the Shareholders’ Meeting, within a maximum five-year period from that date. However, it specified that in no circumstances could the par value of the shares acquired, added to that of the treasury shares already held by Telefónica, S.A. and by any of its controlled subsidiaries, exceed the maximum legal percentage at any time.
b) Dividends
Dividends distribution in 2024
Approval was given at the General Shareholders’ Meeting of April 12, 2024 to pay a dividend in cash charge to unrestricted reserves amounting to 0.30 euros per share payable in two tranches.
On June 20, 2024, 0.15 euros per share was paid, for a total amount of 846 million euros, and on December 19, 2024, a second payment of 0.15 euros amounting to 847 million euros.
Dividends distribution in 2023
Approval was given at the General Shareholders’ Meeting of March 31, 2023 to pay a dividend in cash charge to unrestricted reserves, in two tranches, for an approximate amount of 0.30 euros per share.
On June 15, 2023, 0.15 euros per share was paid, for a total amount of 851 million euros, and on December 14, 2023, a second payment of 0.15 euros amounting to 847 million euros.
Dividends distribution in 2022
Approval was given at the General Shareholders’ Meeting of April 8 2022 to pay a dividend in two tranches for an approximately amount of 0.30 euros per share.
On June 22, 2022, took place the payment of a scrip dividend of approximately 0.15 euros per share consisting of the assignment of free allotment rights with an irrevocable purchase commitment by the Company, after the adoption of the corresponding corporate resolutions.
At its meeting held on May 25, 2022, the Executive Commission of Telefónica, S.A. Board of Directors agreed to carry out the execution of the increase in paid-up capital, related to the shareholders compensation by means of a scrip dividend. Thus, each shareholder received one free allotment right for each Telefónica share held. Such free allotment rights were traded on the Continuous Market in Spain during a period of 15 calendar days. Once this trading period ended, the shareholders of 25.54% of the free-of-charge allotment rights accepted the irrevocable purchase commitment assumed by Telefónica, S.A. The payment was made on June 16, 2022. The gross impact of this dividend amounted to 213 million euros.
On the other hand, the shareholders of 74.46% of the free-of-charge allotment rights were entitled, therefore, to receive new shares of Telefónica, S.A. So the final number of shares issued after June 24, 2022 in the capital increase was 135,464,591 shares with a nominal value of 1 euro each.
On December 15, 2022 took place the payment of a dividend of 0.15 euros per share amounting to 854 million euros.
Proposed distribution of results of the parent company
Telefónica, S.A. generated 563 million euros of profits in 2024.
The Company’s Board of Directors will submit the following proposed distribution of 2024 results for approval at the Shareholders’ Meeting:

Millions of euros
Legal reserve	—
Unrestricted reserves	563
Total	563
c) Other equity instruments
Undated deeply subordinated securities
Unless specified otherwise, undated deeply subordinated securities were issued by Telefónica Europe, B.V.
The characteristic of undated deeply subordinated securities, the detail of the tender offer and the amounts repurchased in the operations and the amount amortized in advance, are the following (million euros):

Issue date	Annual Fix	Variable	Exercisable by issuer	12/31/2023	Tender Offer	Amount repurchased	Redemption	12/31/2024
09/18/2024 (1)	6.750%	from 09/07/31 rate SWAP + spread incremental	2031					200
03/15/2024 (1)	5.752%	from 04/15/32 rate SWAP + spread incremental	2032					1,100
09/7/2023 (1)	6.750%	from 09/07/31 rate SWAP + spread incremental	2031	750				750
02/2/2023 (1)	6.135%	from 05/03/30 rate SWAP + spread incremental	2030	1,000				1,000
11/23/2022 (1)	7.125%	from 11/23/28 rate SWAP + spread incremental	2028	750				750
11/24/2021 (2)	2.880%	from 05/24/28 rate SWAP + spread incremental	2028	750				750
02/12/2021 (2)	2.376%	from 05/12/29 rate SWAP + spread incremental	2029	1,000				1,000
02/05/2020 (1)	2.502%	from 05/05/27 rate SWAP + spread incremental	2027	500				500
09/24/2019	2.875%	from 09/24/27 rate SWAP + spread incremental	2027	500				500
03/14/2019	4.375%	from 03/14/25 rate SWAP + spread incremental	2025	1,300	1,300	(1,097)	(203)	—
03/22/2018	3.875%	from 09/22/26 rate SWAP + spread incremental	2026	1,000				1,000
				7,550				7,550
(1) Green undated deeply subordinated securities (see Note 29.d)
(2) Sustainable undated deeply subordinated securities (see Note 29.d)
In all issuances of undated deeply subordinated securities (hybrid instruments), the issuer has an option to defer the payment of coupons and holders of such securities cannot call for payment.
As the repayment of principal and the payment of coupons depend solely on Telefónica’s decision, these undated deeply subordinated securities are equity instruments and are presented under “Other equity instruments” in the accompanying consolidated statement of changes in equity.
In March 2024 Telefónica Europe, B.V. carried out two transactions on its hybrid capital: (a) a new issue amounting to 1,100 million euros, guaranteed by Telefónica, S.A. (see Note 29.d) and (b) a tender offer on a hybrid instruments, denominated in euros, with a first call date in March 2025. The issuer accepted the purchase in cash of the tendered securities in a principal amount of 1,097 million euros.
In September 2024, Telefónica Europe, B.V. carried out a reopening of 750 million euros hybrid instruments issued in September 2023 for an amount of 200 million euros, guaranteed by Telefónica, S.A. (see Note 29.d).
In October 2024, Telefónica Europe, B.V. exercised the clean-up call option for the remaining hybrid instruments with first non-call date March 2025, with an aggregate principal amount of 203 million euros.
In 2024, the payment of the coupons related to hybrids instruments, in an aggregate amount, net of tax effects, of 249 million euros (239 million and 201 million euros in 2023 and 2022, respectively), was recorded as “Retained earnings” in the consolidated statements of changes in equity.
d) Legal reserve
According to the article 274 of the consolidated text of the Spanish Corporate Enterprises Act, companies must transfer 10% of profit for the year to a legal reserve until this reserve reaches at least 20% of share capital. The legal reserve can be used to increase capital by the amount exceeding 10% of the increased share capital amount. Except for this purpose, until the legal reserve exceeds the limit of 20% of share capital, it can only be used to offset losses, if there are no other reserves available. The General Shareholders' Meeting held on April 12, 2024, approved the allocation of 91 million euros to legal reserves against the results of the 2023 year. At of December 31, 2024 the legal reserve amounts to 1,150 million euros representing 20.28% of the share capital at the date.
e) Retained earnings
These reserves include undistributed profits of companies constituting the consolidated Group minus interim dividends paid against profit for the year, actuarial gains and losses, the impact of the asset ceiling on defined benefit plans and the payment of coupons related to subordinated securities, if applicable.
These reserves also include revaluation reserves and the reserve for canceled share capital. These reserves are regulated by some restrictions for their distribution.
Revaluation reserves
The balance of Revaluation reserves arose as a result of the revaluation made pursuant to Spanish Royal Decree-Law 7/1996 of June 7, and may be used, free of tax, to offset any losses incurred in the future and to increase capital. It may also be allocated to unrestricted reserves, provided that the capital gain has been realized.
The capital gain will be deemed to have been realized in respect of the portion on which the depreciation was recorded for accounting purposes or when the revalued assets were transferred or recognized. In this respect, 2 million euros were reclassified to “Retained earnings” in 2024 (3 million euros in 2023) corresponding to revaluation reserves subsequently considered to be unrestricted. At December 31, 2024, this reserve amounted to 49 million euros (51 million euros at December 31, 2023).
Reserve for canceled share capital
In accordance with Section 335.c) of the Spanish Corporate Enterprises Act and to render null and void the right of opposition provided for in Section 334 of the same Act, whenever the Company decreases capital, it should record a reserve for canceled share capital for an amount equal to the par value of the canceled shares, which can only be used upon satisfaction of the same requirements as those applicable to the reduction of share capital. In 2024 was recorded in this account 80 million euros (25 million euros in 2023). The cumulative amount as of December 31, 2024 is 1,059 million euros.
f) Translation differences
The breakdown of the accumulated contribution of translation differences attributable to equity holders of the parent at December 31 is as follows:

Millions of euros	2024	2023	2022
Brazilian real	(15,786)	(13,612)	(14,031)
Pound sterling	309	(97)	(322)
Venezuelan bolivar	(3,253)	(3,686)	(3,734)
Argentine peso	(1,112)	(2,011)	(1,364)
Other currencies	(1,437)	(1,280)	(1,272)
Total Group	(21,279)	(20,686)	(20,723)
The accumulated negative translation differences corresponding to Telefónica Móviles Argentina, S.A. (see Note 31) amounted to 1,107 million euros as of December 31, 2024 (2,006 million euros as of December 31, 2023).
g) Adjustment on initial application of IAS 21
The early adoption of the amendments to IAS 21 following its approval by the European Union in November 2024 (see Note 3) has had a negative impact on retained earnings amounting to 224 million euros and a positive impact on translation differences amounting to 366 million. The impact on the Group's Equity amounted to 142 million euros.
h) Treasury share instruments
Telefónica, S.A. held the following treasury shares at December 31, 2024, 2023 and 2022:

		Euros per share
	Number of shares	Acquisition price	Trading price	Market value (*)%
Treasury shares at 12/31/2024	26,874,751	3.97	3.94	106	0.474%
Treasury shares at 12/31/2023	111,099,480	3.87	3.53	393	1.932%
Treasury shares at 12/31/2022	85,217,621	4.00	3.39	288	1.476%
(*) Millions of euros.
The following transactions involving treasury shares were carried out in 2024, 2023 and 2022:

Number of shares
Treasury shares at 12/31/2021	139,329,370
Acquisitions	90,403,530
Scrip dividend	563,415
Employee share option plan	(5,391,956)
Capital reduction	(139,275,057)
Sales	(411,681)
Treasury shares at 12/31/2022	85,217,621
Acquisitions	60,070,274
Employee share option plan	(8,845,558)
Capital reduction	(24,779,409)
Sales	(563,448)
Treasury shares at 12/31/2023	111,099,480
Acquisitions	36,525,204
Employee share option plan	(19,909,898)
Capital reduction	(80,296,591)
Sales	(20,543,444)
Treasury shares at 12/31/2024	26,874,751
There were treasury shares purchases in 2024 amounting to 145 million euros (223 and 365 million euros in 2023 and 2022, respectively)
The Company also has different derivative instruments, to be settled by offset, on a nominal value equivalent to 173 million of Telefónica shares, mainly contracted through Banco Bilbao Vizcaya, recorded in the statement of financial position at December 31, 2024 in accordance with their maturity date and fair value (193 million euros at December 31, 2023).
i) Equity attributable to non-controlling interests
“Equity attributable to non-controlling interests” represents the share of non-controlling interests in the equity and income or loss for the year of fully consolidated Group companies. The movements in this balance for the 2024, 2023 and 2022 consolidated statements of financial position are as follows:

Millions of euros	Balance at 12/31/23	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/24
Telefônica Brasil, S.A.	3,546	—	(346)	(125)	226	(481)	14	2,834
Telefónica Deutschland Holding, A.G.	1,286	—	(1,057)	(17)	10	—	2	224
Colombia Telecomunicaciones, S.A., ESP BIC	362	—	—	—	(25)	(32)	(8)	297
Other	50	—	(47)	(3)	47	7	(7)	47
Total	5,244	—	(1,450)	(145)	258	(506)	1	3,402

Millions of euros	Balance at 12/31/22	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/23
Telefônica Brasil, S.A.	3,399	—	(111)	(158)	238	182	(4)	3,546
Telefónica Deutschland Holding, A.G.	2,237	—	(866)	(157)	71	—	1	1,286
Colombia Telecomunicaciones, S.A., ESP BIC	344	—	—	—	(44)	70	(8)	362
Telxius Telecom, S.A.	599	—	(585)	(28)	22	(19)	11	—
Other	41	—	(17)	(2)	31	—	(3)	50
Total	6,620	—	(1,579)	(345)	318	233	(3)	5,244

Millions of euros	Balance at 12/31/21	Sales of non-controlling interests and inclusion of companies	Acquisitions of non-controlling interests and exclusion of companies	Dividends paid	Profit/(loss) for the year	Change in translation differences	Other movements	Balance at 12/31/22
Telefônica Brasil, S.A.	3,106	—	(86)	(241)	198	425	(3)	3,399
Telefónica Deutschland Holding, A.G.	2,353	—	(48)	(161)	68	—	25	2,237
Colombia Telecomunicaciones, S.A., ESP BIC	409	—	—	(7)	(4)	(47)	(7)	344
Telxius Telecom, S.A.	546	—	—	—	50	13	(10)	599
Other	63	23	(44)	(2)	(4)	2	3	41
Total	6,477	23	(178)	(411)	308	393	8	6,620
2024
The 2024 movement mainly includes the impact of the closing of the acquisition of Telefónica Deutschland shares associated with the Public Offering, as well as the purchase of its own shares by Telefônica Brasil.
Public Offers for the Acquisition of Shares of Telefónica Deutschland
On November 7, 2023, Telefónica, through its subsidiary Telefónica Local Services GmbH, launched a partial voluntary public offer for the acquisition of shares of Telefónica Deutschland Holding AG. The Offer acceptance period began on December 5, 2023 and ended on January 17, 2024.
On March 20, 2024 a public exclusion offer was launched with the objective of acquiring the shares of Telefónica Deutschland that at that time were not directly or indirectly owned by Telefónica.
The cash outflow in 2024 of the purchases made has amounted to 1,019 million euros (see Note 28).
In 2024 these operations produced an increase of 28 million euros in the equity attributed to the parent company and a decrease of 1,057 million euros in the equity attributed to minority interests (see Note 2).
2023
The 2023 movement mainly includes the impact of the acquisition of KKR's stake in Telxius and the acquisition by Telefónica of shares of Telefónica Deutschland through a public tender Offer.
Acquisition of KKR's percentage stake in Telxius
In January 2023, once the corresponding regulatory and competition approvals were obtained, Pontel Participaciones, S.L. ("Pontel"), Telefónica’s subsidiary held 83.35% by Telefónica and 16.65% by Pontegadea Inversiones, S.L., ("Pontegadea") acquired 40% of the share capital of Telxius Telecom, S.A. from Taurus Bidco S.à r.l. (a company managed by KKR). As a result of the transaction, Pontel, which held the remaining 60% of Telxius Telecom, S.A.'s share capital, became the sole shareholder of Telxius Telecom, S.A. Likewise, Pontegadea increased its holding in Pontel to 30% and Telefónica kept a 70% stake.
Within the framework of this transaction and on the same date, Pontel carried out a capital increase fully subscribed and paid up by its shareholders in the proportion agreed between them, in such a way that both Telefónica and Pontegadea paid out 111 million euros.
Additionally, in January 2023 Telxius recovered the credit amounting 876 million euros corresponding to the income tax for the 2021 fiscal year. The amount was distributed to its shareholders, with KKR receiving 351 million euros for 40% and Pontegadea receiving 88 million euros for 9.99%.
Subsequently, with effect from March 24, 2023, Telxius Telecom, S.A. absorbed Pontel Participaciones, S.L.
The impact of these transactions on the consolidated statement of changes in equity in 2023 was a reduction in equity attributable to the parent company for an amount of 46 million euros and a reduction in equity attributable to minority interests for an amount of 585 million euros.
Public Offer for the Acquisition of Shares of Telefónica Deutschland
The cash outflow in 2023 of the direct purchases made in the fiscal year amounted to 816 million euros (see Notes 2 and 28).
2022
In 2022, "sales of non-controlling interest and inclusion of companies" reflected the impact of the acquisition by the consortion formed by CAA and Vauban of 45% of the company Bluevia for 23 million euros (see Note 2)..
Note 4 contains the revenues, operating results before depreciation and amortization, operating income, capital expenditure and the main items of the statement of financial position for the main segments of the Telefónica Group with non-controlling interests, namely Telefónica Brazil and Telefónica Germany. The detail of these figures for Colombia Telecomunicaciones is as follows:

Millions of euros
Colombia Telecomunicaciones	2024	2023	2022
Revenues	1,449	1,497	1,517
Operating results before depreciation and amortization	391	359	569
Depreciation and amortization	(236)	(295)	(308)
Operating income	155	64	261
Capital Expenditure	201	125	261
Fixed Assets	1,215	1,234	1,116
Total allocated assets	2,921	2,936	2,696
Total allocated liabilities	2,395	2,258	2,001

The statements of cash flows of these companies are as follows:

Millions of euros
Telefónica Brazil	2024	2023	2022
Net cash flow provided by operating activities	3,644	3,710	3,678
Net cash flow used in investing activities	(1,529)	(1,477)	(2,741)
Net cash flow used in financing activities	(1,557)	(1,709)	(1,674)

Millions of euros
Telefónica Germany	2024	2023	2022
Net cash flow provided by operating activities	2,774	2,684	2,732
Net cash flow used in investing activities	(1,334)	(1,337)	(1,608)
Net cash flow used in financing activities	(1,586)	(1,498)	(1,339)

Millions of euros
Colombia Telecomunicaciones	2024	2023	2022
Net cash flow provided by operating activities	219	206	180
Net cash flow provided by (used in) investing activities	(101)	(144)	30
Net cash flow used in financing activities	(58)	(80)	(225)